Shareholder Report, Line Graph (Details) - USD ($)			5 Months Ended	12 Months Ended	17 Months Ended	29 Months Ended	41 Months Ended
		Jul. 05, 2022	Nov. 30, 2022	Nov. 30, 2025	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2025
C000236197
Account Value [Line Items]
Line Graph and Table Measure Name				Global X Interest Rate Volatility & Inflation Hedge ETF
Accumulated Value		$ 10,000	$ 9,307		$ 9,072	$ 8,857	$ 9,450
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]			Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		10,000	9,651		9,765	10,437	11,032
Bloomberg U.S. Treasury Inflation-Linked Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]			Bloomberg U.S. Treasury Inflation-Linked Bond Index (USD) (TR)
Accumulated Value		$ 10,000	$ 9,653		$ 9,667	$ 10,272	$ 10,862

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.